Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000194027
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Administrative Shares
Trading Symbol	GOEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000190786
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Advisor Shares
Trading Symbol	GOVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000026059
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Capital Shares
Trading Symbol	GOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000157038
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Cash II Shares
Trading Symbol	GFYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000157039
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	GFSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000026060
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Institutional Shares
Trading Symbol	GOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000151096
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Premier Shares
Trading Symbol	GOFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000235065
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	SDG Shares
Trading Symbol	GPHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDG Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000168188
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Select Shares
Trading Symbol	GRTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Material Change Date	Jul. 01, 2025
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”). Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%.

Material Fund Change Expenses [Text Block]

     Effective July 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”). Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026061
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Service Shares
Trading Symbol	GOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000026062
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Trust Shares
Trading Symbol	GORXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 179,929,266,329
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 118,549,102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$179,929,266,329 Number of Investments146 Total Advisory Fees Paid$118,549,102
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000026156
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Prime Obligations Fund
Class Name	Institutional Shares
Trading Symbol	POIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 16,639,489,222
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 15,339,379
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,639,489,222 Number of Investments163 Total Advisory Fees Paid$15,339,379
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.2%
Bank Note	1.8%
Variable Rate Instruments	12.8%
Bank Instruments	18.8%
Commercial Paper	19.8%
Other Repurchase Agreements and Repurchase Agreements	46.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.3%
91-180 Days	6.4%
31-90 Days	16.8%
8-30 Days	3.4%
1-7 Days	66.1%

Material Fund Change [Text Block]
C000026157
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Prime Obligations Fund
Class Name	Service Shares
Trading Symbol	PRSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 16,639,489,222
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 15,339,379
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,639,489,222 Number of Investments163 Total Advisory Fees Paid$15,339,379
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.2%
Bank Note	1.8%
Variable Rate Instruments	12.8%
Bank Instruments	18.8%
Commercial Paper	19.8%
Other Repurchase Agreements and Repurchase Agreements	46.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.3%
91-180 Days	6.4%
31-90 Days	16.8%
8-30 Days	3.4%
1-7 Days	66.1%

Material Fund Change [Text Block]
C000157048
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Automated Shares
Trading Symbol	PTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Material Change Date	Jan. 15, 2025
AssetsNet	$ 98,001,866,674
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 102,285,100
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,001,866,674 Number of Investments259 Total Advisory Fees Paid$102,285,100
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 15, 2025, total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares (after the voluntary waivers and reimbursements) will not exceed 0.50%. Prior to January 15, 2025, the Fee Limit for the Fund’s Automated Shares was 0.53%.

Material Fund Change Expenses [Text Block]

     Effective January 15, 2025, total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares (after the voluntary waivers and reimbursements) will not exceed 0.50%. Prior to January 15, 2025, the Fee Limit for the Fund’s Automated Shares was 0.53%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000190787
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Advisor Shares
Trading Symbol	PCVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 98,001,866,674
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 102,285,100
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,001,866,674 Number of Investments259 Total Advisory Fees Paid$102,285,100
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Material Fund Change [Text Block]
C000026149
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Capital Shares
Trading Symbol	PCCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 98,001,866,674
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 102,285,100
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,001,866,674 Number of Investments259 Total Advisory Fees Paid$102,285,100
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Material Fund Change [Text Block]
C000157049
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Cash II Shares
Trading Symbol	PCDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
AssetsNet	$ 98,001,866,674
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 102,285,100
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,001,866,674 Number of Investments259 Total Advisory Fees Paid$102,285,100
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Material Fund Change [Text Block]
C000157045
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	PTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
AssetsNet	$ 98,001,866,674
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 102,285,100
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,001,866,674 Number of Investments259 Total Advisory Fees Paid$102,285,100
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Material Fund Change [Text Block]
C000157046
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Class R Shares
Trading Symbol	PTRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
AssetsNet	$ 98,001,866,674
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 102,285,100
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,001,866,674 Number of Investments259 Total Advisory Fees Paid$102,285,100
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Material Fund Change [Text Block]
C000026148
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Service Shares
Trading Symbol	PRCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 98,001,866,674
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 102,285,100
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,001,866,674 Number of Investments259 Total Advisory Fees Paid$102,285,100
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Material Fund Change [Text Block]
C000157047
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Trust Shares
Trading Symbol	PTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 98,001,866,674
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 102,285,100
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,001,866,674 Number of Investments259 Total Advisory Fees Paid$102,285,100
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Material Fund Change [Text Block]
C000026147
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Wealth Shares
Trading Symbol	PCOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 98,001,866,674
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 102,285,100
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$98,001,866,674 Number of Investments259 Total Advisory Fees Paid$102,285,100
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Material Fund Change [Text Block]
C000242771
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Administrative Shares
Trading Symbol	TODXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]
C000242768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Advisor Shares
Trading Symbol	TOVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]
C000026166
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Capital Shares
Trading Symbol	TOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]
C000242769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Cash Management Shares
Trading Symbol	TOMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]
C000144363
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Automated Shares
Trading Symbol	TOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]
C000026167
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Institutional Shares
Trading Symbol	TOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]
C000242770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Premier Shares
Trading Symbol	TOPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]
C000242767
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Select Shares
Trading Symbol	TOLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Material Change Date	Jul. 01, 2025
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

    Effective July 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”). Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%.

Material Fund Change Expenses [Text Block]

    Effective July 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”). Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026168
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Service Shares
Trading Symbol	TOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]
C000026169
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Trust Shares
Trading Symbol	TOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
AssetsNet	$ 58,795,435,463
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 41,142,813
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$58,795,435,463 Number of Investments69 Total Advisory Fees Paid$41,142,813
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Material Fund Change [Text Block]
C000157051
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Cash II Shares
Trading Symbol	TTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
AssetsNet	$ 12,370,941,152
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 12,423,480
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,370,941,152 Number of Investments55 Total Advisory Fees Paid$12,423,480
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	37.5%
Repurchase Agreements	62.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.0%
91-180 Days	10.4%
31-90 Days	5.1%
8-30 Days	0.0%
1-7 Days	75.9%

Material Fund Change [Text Block]
C000157050
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Cash Series Shares
Trading Symbol	TCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
AssetsNet	$ 12,370,941,152
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 12,423,480
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,370,941,152 Number of Investments55 Total Advisory Fees Paid$12,423,480
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	37.5%
Repurchase Agreements	62.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.0%
91-180 Days	10.4%
31-90 Days	5.1%
8-30 Days	0.0%
1-7 Days	75.9%

Material Fund Change [Text Block]
C000026170
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Institutional Shares
Trading Symbol	TTOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 12,370,941,152
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 12,423,480
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,370,941,152 Number of Investments55 Total Advisory Fees Paid$12,423,480
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	37.5%
Repurchase Agreements	62.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.0%
91-180 Days	10.4%
31-90 Days	5.1%
8-30 Days	0.0%
1-7 Days	75.9%

Material Fund Change [Text Block]
C000243030
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Service Shares
Trading Symbol	TTQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 12,370,941,152
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 12,423,480
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,370,941,152 Number of Investments55 Total Advisory Fees Paid$12,423,480
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	37.5%
Repurchase Agreements	62.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.0%
91-180 Days	10.4%
31-90 Days	5.1%
8-30 Days	0.0%
1-7 Days	75.9%

Material Fund Change [Text Block]